Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in projected benefit obligation:
Plan amendment resulting from change in collective bargaining agreement	$ 0	$ 350
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	5,758	1,754
Pension Plans
Change in projected benefit obligation:
Projected benefit obligation at beginning of period	148,479	157,427
Service cost	357	434
Interest cost	5,233	4,858
Benefit payments	(12,380)	(10,959)
Actuarial loss (gain)	16,054	(3,631)
Projected benefit obligation at end of period	157,743	148,479
Change in plan assets:
Fair value of plan assets at beginning of period	145,065	162,758
Actual return on assets	24,933	(7,105)
Employer contributions	384	371
Benefit payments	(12,380)	(10,959)
Fair value of plan assets at end of period	158,002	145,065
Funded status – net asset (liability)	259	(3,414)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	5,758	1,754
Accrued liabilities	(390)	(389)
Pension benefit obligations	(5,109)	(4,779)
Net amount recognized	259	(3,414)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	8,568	11,322
Unrecognized prior service cost	298	350
Total	8,866	11,672
Accumulated benefit obligation	157,698	148,479
Other Postretirement Benefit Plan
Change in projected benefit obligation:
Projected benefit obligation at beginning of period	1,627	1,438
Service cost	67	35
Interest cost	56	41
Benefit payments	(22)	(426)
Actuarial loss (gain)	32	556
Plan amendment resulting from change in collective bargaining agreement	0	(17)
Projected benefit obligation at end of period	1,760	1,627
Change in plan assets:
Funded status – net asset (liability)	(1,760)	(1,627)
Amounts recognized in the consolidated balance sheets consist of:
Accrued liabilities	(160)	(85)
Pension benefit obligations	(1,600)	(1,542)
Net amount recognized	(1,760)	(1,627)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	548	558
Unrecognized prior service cost	(15)	(17)
Total	$ 533	$ 541